Related Party Transactions - Summary Of Related Parties And Nature Of Relationship (Details)	12 Months Ended
Dec. 31, 2023
Hainan Huiliu Tianxia Network Technology Co., Ltd.("Hainan Huiliu")
Related Party Transactions
Relationship with the company	Entity controlled by a principle shareholder
Shenyang Bokai Network Technology Co., Ltd. ("Shenyang Bokai")
Related Party Transactions
Relationship with the company	Entity controlled by management